Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rate	Exchange rate used for the translation as follows:
	Year End	Average
October 31, 2025	7.1169	7.2153
October 31, 2024	7.1178	7.1855
October 31, 2023	7.3171	7.0590

Schedule of Revenue Disaggregation	Revenue Disaggregation
	2025	2024

Proprietary Products	$13,452	$771,917
Resales of Sourced Equipment and Accessories from Third Party	2,869,286	628,222
Total Revenue	$2,882,738	$1,400,139

Schedule of Estimated Useful Lives for Property, Plant, and Equipment	The estimated useful lives for major categories of PP&E are as follows:
Category	Estimated useful lives
Furniture & Fixtures	5 years
Vehicles	4 years
Office equipment and computers	3 years

Schedule of Matrix Rate

Following the process above, the loss rate matrix approved by management for the 2025 year-end assessment is as follows:

Aging Bucket	Final Applicable Loss Rate (Lifetime)
0-90 Days	0%
90-180 Days	10%
180-360 Days	30%
360-540 Days	100%
540-720 Days	100%
Over 720 Days	100%